Nature of Operations and Continuance of Business - Accumulated Losses (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012
Nature of Operations and Continuance of Business - Accumulated Losses
Accumulated losses since inception	$ 3,671,447	$ 4,542,053